Item 1. Report to Shareholders

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
August 31, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

MARYLAND TAX-FREE MONEY
--------------------------------------------------------------------------------
8/31/04

MARYLAND TAX-FREE MONEY FUND   $10,357
LIPPER OTHER STATES TAX-EXEMPT MONEY MARKET FUNDS AVERAGE   $10,333

                                              Lipper Other
                                         States Tax-Exempt             Maryland
                                              Money Market             Tax-Free
                                             Funds Average           Money Fund

3/30/01                                          $  10,000            $  10,000

8/31/01                                             10,107               10,106

8/31/02                                             10,220               10,233

8/31/03                                             10,288               10,306

8/31/04                                             10,333               10,357


Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                           Since
                                                                       Inception
Periods Ended 8/31/04                                      1 Year        3/30/01
--------------------------------------------------------------------------------

Maryland Tax-Free Money Fund                                0.50%          1.03%

Lipper Other States Tax-Exempt
Money Market Funds Average                                  0.45           0.96

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Maryland Tax-Free Money Fund
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Certified Semiannual Report (Unaudited)

FUND PROFILE
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Portfolio Characteristics
--------------------------------------------------------------------------------
Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------

Price Per Share                            $          1.00      $          1.00

Dividend Yield (7-Day Simple) *                       0.39%                0.72%

Weighted Average Maturity (days)                        53                   30


   * Dividends earned for the last seven days of each period are annualized and divided by the fund's net asset value at the end of the period.

   Note: A money fund's yield more closely reflects its current earnings than the total return.


Portfolio Diversification
--------------------------------------------------------------------------------
                                                       Percent of     Percent of
                                                       Net Assets     Net Assets
                                                          8/31/03        8/31/04
--------------------------------------------------------------------------------

Housing Finance Revenue                                     17.0%          20.4%

General Obligation - Local                                  41.2           19.8

Educational Revenue                                         11.6           14.2

Life Care/Nursing Home Revenue                               2.2           12.0

Hospital Revenue                                             4.7           10.4

Dedicated Tax Revenue                                        1.5            2.7

Air and Sea Transportation Revenue                           0.0            2.3

General Obligation - State                                   0.3            2.1

All Other Sectors                                           20.8           15.9

Other Assets Less Liabilities                                0.7            0.2
--------------------------------------------------------------------------------

Total                                                      100.0%         100.0%

--------------------------------------------------------------------------------

Quality Diversification
--------------------------------------------------------------------------------
                                                       Percent of     Percent of
                                                       Net Assets     Net Assets
                                                          8/31/03        8/31/04
--------------------------------------------------------------------------------

AAA                                                         77.1%          68.3%

AA                                                          20.4           29.0

Not Rated                                                    2.5            2.7
--------------------------------------------------------------------------------

Total                                                      100.0%         100.0%

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if not rated, are deemed to be of comparable quality by T. Rowe Price.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Fund Expense Example
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As a mutual fund shareholder,  you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Fund Expense Example (Continued)
--------------------------------------------------------------------------------
                                                                   Expenses Paid
                                Beginning             Ending      During Period*
                            Account Value      Account Value           3/1/04 to
                                   3/1/04            8/31/04             8/31/04
--------------------------------------------------------------------------------

Actual                             $1,000          $1,002.60               $2.78

Hypothetical (assumes 5%
return before expenses)            $1,000          $1,022.43               $2.80

   * Expenses are equal to the fund's annualized expense ratio for the six-month period (0.55%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by the days in the year (365) to reflect the half-year period.

T. Rowe Price Maryland Tax-Free Money Fund
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Certified Semiannual Report (Unaudited)

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                  6 Months        Year                 3/30/01
                                     Ended       Ended                 Through
                                   8/31/04     2/29/04     2/28/03     2/28/02

NET ASSET VALUE

Beginning of period              $   1.000   $   1.000    $  1.000    $  1.000

Investment activities

  Net investment
  income (loss)                      0.003*      0.005*      0.010*      0.018*

Distributions

  Net investment income             (0.003)     (0.005)     (0.010)     (0.018)

NET ASSET VALUE

End of period                    $   1.000   $   1.000    $  1.000    $  1.000
                                 ----------------------------------------------

Ratios/Supplemental Data

Total return^                        0.26%*      0.52%*      0.97%*      1.78%*

Ratio of total expenses to
average net assets                   0.55%*!     0.55%*      0.55%*      0.55%*!

Ratio of net investment
income (loss) to average
net assets                           0.52%*!     0.52%*      0.94%*      1.72%*!

Net assets, end of period
(in thousands)                   $ 118,731   $ 109,670   $  72,009   $  43,291


   ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

   * Excludes expenses in excess of a 0.55% contractual expense limitation in effect through 6/30/05.

   ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Money Fund
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Certified Semiannual Report (Unaudited)                          August 31, 2004

Portfolio of Investments (1)                                $ Par          Value
--------------------------------------------------------------------------------
(Amounts in 000s)

MARYLAND  99.4%

Anne Arundel County, GO

     6.00%, 9/1/04                                            200            200

   TECP, 1.10%, 10/18/04                                    1,000          1,000

Baltimore City, GO, Consolidated Public Improvement

7.25%, 10/15/04 (FGIC Insured)                                 75             75

Baltimore County, GO

   TECP, 1.10%, 9/17/04                                     1,000          1,000

   TECP, 1.16%, 10/6/04                                     1,000          1,000

   TECP, 1.20%, 11/9/04                                     1,000          1,000

   TECP, 1.22%, 12/10/04                                    1,000          1,000

Baltimore County Mortgage,

Springhill Multi-Family Housing
VRDN (Currently 1.25%) (GNMA Guaranteed)                    4,690          4,690

Calvert County, GO, Public Improvement

     2.00%, 4/1/05                                            505            507

     3.00%, 1/1/05                                             25             25

Calvert County Economic Dev.,

Asbury Solomons Obligation Group VRDN (Currently 1.35%)     5,000          5,000

Carroll County, GO, 4.375%, 12/1/04                           100            101

Frederick County, GO, BAN, VRDN (Currently 1.24%)           2,970          2,970

Frederick County EFA, Mount. St. Mary's College

VRDN (Currently 1.34%)                                      1,000          1,000

Harford County, GO, Public Improvement, 2.00%, 1/15/05      1,755          1,761

Howard County, 4.75%, 2/15/05 (Escrowed to Maturity)           30             30

Howard County, GO, Consolidated Public Improvement

4.10%, 2/15/05                                              1,295          1,313

Maryland, GO, State & Local Fac.

     5.00%, 10/15/04                                          690            693

     5.25%, 3/1/05                                          1,750          1,784

Maryland CDA

   Barrington Apartment, VRDN (Currently 1.33%) #           3,500          3,500

   New Waters Towers Dev., VRDN (Currently 1.32%) #           900            900

   Parklane Apartments, VRDN (Currently 1.38%) #            2,500          2,500

   Single Family
     VRDN (Currently 1.32%) #                               5,000          5,000

     VRDN (Currently 1.40%) #                                1,000         1,000

Maryland DOT

   Consolidated Transportation

     3.00%, 12/15/04                                        1,645          1,654

     5.00%, 9/1/04                                          1,500          1,500

     5.00%, 12/1/04                                            40             40

Maryland Economic Dev. Corp.

   American Urological Assoc., VRDN (Currently 1.25%)       1,000          1,000

   Associated Jewish Charities, VRDN (Currently 1.33%)      1,400          1,400

   Chesapeake Bay Foundation, VRDN (Currently 1.33%)        3,845          3,845

Maryland Economic Dev. Corp.,

PCR, Bindagraphics  VRDN (Currently 1.38%) #                  800            800

Maryland HHEFA

   Carnegie Institution of Washington
   VRDN (Currently 1.30%)                                   4,000          4,000

   Charlestown Community Health, VRDN (Currently 1.29%)     2,435          2,435

   Collington Episcopal Lifecare, VRDN (Currently 1.33%)    1,095          1,095

   Friends School of Baltimore, VRDN (Currently 1.33%)      2,500          2,500

   Johns Hopkins Hosp., TECP,

   1.16 - 1.25%, 10/4 - 12/9/04                             3,600          3,600

   Johns Hopkins Univ., TECP,

   1.11 - 1.23%, 9/9 - 12/8/04                              4,139          4,139

   Loyola College, VRDN (Currently 1.34%) (MBIA Insured)      400            400

   Maryland Health Pool

     VRDN (Currently 1.31%)                                 1,100          1,100

     VRDN (Currently 1.35%)                                 5,700          5,700

   Mercy Ridge, VRDN (Currently 1.35%)                        175            175

   Norwood School, VRDN (Currently 1.37%)                   3,815          3,815

   Stella Maris, VRDN (Currently 1.30%)                     5,495          5,495

   Trinity School, VRDN (Currently 1.33%)                   1,800          1,800

   Univ. of Maryland Medical System

   VRDN (Currently 1.25%) (AMBAC Insured)                   1,970          1,970

Maryland IDA

     Calvert School, VRDN (Currently 1.33%)                 2,095          2,095

     National Aquarium in Baltimore, VRDN (Currently 1.33%) 1,000          1,000

Maryland National Capital Park &

Planning Commission, GO 2.50%, 1/15/05                        540            543

Maryland Transportation Auth.,

Baltimore/Washington Int'l Airport

VRDN (Currently 1.29%) #                                    2,700          2,700

Maryland Water Quality Fin. Admin.,4.70%, 9/1/04               50             50

Montgomery County, GO

     5.00%, 2/1/05                                          1,620          1,647

     8.60%, 5/1/05                                             55             57

   TECP, 1.15%, 10/6/04                                     1,000          1,000

   TECP, 1.38%, 12/8/04                                     4,000          4,000

Montgomery County Economic Dev. Auth.

   Howard Hughes Medical Institute
   VRDN (Currently 1.34%)                                   4,000          4,000

   Institute for Genomic Research, VRDN (Currently 1.33%)   2,230          2,230

   Rehabilitation Opportunities, VRDN (Currently 1.33%)       200            200

Montgomery County Housing Opportunities Commission

     1.15%, 7/1/28 (Tender 9/1/04) #                        1,000          1,000

   Oakwood Multi-Family,
   VRDN (Currently 1.30%)                                   4,700          4,700

   The Grand Issue I, VRDN (Currently 1.32%) #                900            900

Prince Georges County, GO

   Consolidated Public Improvement

     5.10%, 10/1/04                                            50             50

     6.00%, 3/15/05 (MBIA Insured)                            500            513

Univ. of Maryland

     VRDN (Currently 1.37%)                                 1,020          1,020

   Auxiliary Fac. & Tuition, 5.00%, 4/1/05                    100            102

Washington County, GO, Public Improvement

5.40%, 1/1/05 (MBIA Insured)                                   50             51

Washington Suburban Sanitary Dist., GO

VRDN (Currently 1.30%)                                      3,700          3,700

Total Maryland (Cost  $118,070)                                          118,070


GUAM  0.4%

Guam Power Auth., 6.75%, 10/1/24
(Prerefunded 10/1/04!)                                        400            410

Total Guam (Cost  $410)                                                      410

Total Investments in Securities
99.8% of Net Assets (Cost  $118,480)                                    $118,480
                                                                        --------

  (1)  Denominated in U.S. dollars unless otherwise noted

    !  Used in determining portfolio maturity

    #  Interest subject to alternative minimum tax

AMBAC  AMBAC Assurance Corp.

  BAN  Bond Anticipation Note

  CDA  Community Development Administration

  DOT  Department of Transportation

  EFA  Educational Facility Authority

 FGIC  Financial Guaranty Insurance Company

 GNMA  Government National Mortgage Association

   GO  General Obligation

HHEFA  Health & Higher Educational Facility Authority

  IDA  Industrial Development Authority/Agency

 MBIA  MBIA Insurance Corp.

  PCR  Pollution Control Revenue

 TECP  Tax-Exempt Commercial Paper

 VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Money Fund
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Certified Semiannual Report (Unaudited)                          August 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $118,480)                     $118,480

Other assets                                                                 917

Total assets                                                             119,397

Liabilities

Total liabilities                                                            666

NET ASSETS                                                              $118,731
                                                                        --------

Net Assets Consist of:

Undistributed net investment income (loss)                              $      5

Undistributed net realized gain (loss)                                       (2)

Paid-in-capital applicable to 118,733,118 shares of
no par value capital stock outstanding;
unlimited number of shares authorized                                    118,728

NET ASSETS                                                              $118,731
                                                                        --------

NET ASSET VALUE PER SHARE                                               $   1.00
                                                                        --------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                        6 Months
                                                                           Ended
                                                                         8/31/04

Investment Income (Loss)

Interest income                                                            $601

Expenses

  Investment management                                                     234

  Custody and accounting                                                     45

  Shareholder servicing                                                      24

  Registration                                                                7

  Legal and audit                                                             7

  Prospectus and shareholder reports                                          5

  Trustees                                                                    3

  Miscellaneous                                                               2

  Reductions/repayments of fees and expenses

    Investment management fees (waived) repaid                              (17)

  Total expenses                                                            310

  Expenses paid indirectly                                                   (1)

  Net expenses                                                              309

Net investment income (loss)                                                292

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                     $292
                                                                           ----

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                           6 Months         Year
                                                              Ended        Ended
                                                            8/31/04      2/29/04

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                            $    292     $    416

  Net realized gain (loss)                                       -           (2)

  Increase (decrease) in net assets from operations            292          414

Distributions to shareholders

  Net investment income                                       (292)        (416)

Capital share transactions *

  Shares sold                                               66,864      105,176

  Distributions reinvested                                     264          391

  Shares redeemed                                          (58,067)     (67,904)

  Increase (decrease) in net assets from capital
  share transactions                                         9,061       37,663

Net Assets

Increase (decrease) during period                            9,061       37,661

Beginning of period                                        109,670       72,009

End of period                                             $118,731     $109,670
                                                          --------     --------

(Including undistributed net investment income of $5 at 8/31/04 and $5 at 2/29/04)

  * Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust and commenced operations on March 30, 2001. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 29, 2004, the fund had $2,000 of unused capital loss carryforwards, of which $2,000 expire in 2012.

At August 31, 2004, the cost of investments for federal income tax purposes was $118,480,000.


NOTE 3- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $41,000.

The fund is also subject to a contractual expense limitation through June 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.55%. Through June 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at August 31, 2004, management fees waived remain subject to repayment by the fund in the following amounts: $166,000 through February 28, 2005, and $80,000 through June 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and $17,000 for T. Rowe Price Services, Inc. At period-end, a total of $8,000 of these expenses was payable.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting Policies, Procedures, and Records
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.


How to Obtain Quarterly Portfolio Holdings
--------------------------------------------------------------------------------
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price State Tax-Free Income Trust


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004